Fair Value Disclosures (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair value measurements
Cash and cash equivalents	$ 79,431	$ 31,941
Short-term investments	24,270
Level 1
Fair value measurements
Cash and cash equivalents	79,431	$ 31,941
Short-term investments	$ 24,270